Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment consist of the following components:

			Machinery	Construction
(Millions of US dollars)			and	in
Cost or valuation:	Land	Buildings	Equipment	Progress [1]	Total
At 31 March 2015	$70.2	$239.8	$974.6	$248.9	$1,533.5
Additions [2]	-	27.0	155.5	(103.9)	78.6
Disposals [3]	-	(0.7)	(65.8)	(1.5)	(68.0)
Exchange differences	(0.1)	(0.1)	(1.9)	-	(2.1)

At 31 March 2016	$70.1	$266.0	$1,062.4	$143.5	$1,542.0
Additions [2]	1.3	2.3	27.8	81.8	113.2
Transfers	1.9	23.1	112.3	(137.3)	-
Disposals [3]	-	(1.4)	(55.5)	(0.5)	(57.4)
Other [4]	-	(12.5)	-	6.4	(6.1)
Exchange differences	(0.4)	(0.8)	(2.4)	(0.1)	(3.7)
Adjustment [5]	(3.4)	67.8	31.1	(37.2)	58.3

At 31 March 2017	$69.5	$344.5	$1,175.7	$56.6	$1,646.3

Accumulated depreciation:
At 31 March 2015	$-	$(88.2)	$(565.2)	$-	$(653.4)
Charge for the year	-	(10.7)	(65.6)	-	(76.3)
Disposals [3]	-	0.5	51.1	-	51.6
Exchange differences	-	0.2	2.9	-	3.1

At 31 March 2016	$-	$(98.2)	$(576.8)	$-	$(675.0)
Charge for the year	-	(10.2)	(70.1)	-	(80.3)
Disposals [3]	-	1.3	41.1	-	42.4
Other [4]	-	1.6	-	-	1.6
Exchange differences	-	0.3	2.0	-	2.3
Adjustment [5]	-	(22.8)	(35.5)	-	(58.3)

At 31 March 2017	$-	$(128.0)	$(639.3)	$-	$(767.3)

Net book amount:
At 31 March 2016	$70.1	$167.8	$485.6	$143.5	$867.0
At 31 March 2017	$69.5	$216.5	$536.4	$56.6	$879.0

1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$2.0 million and US$3.2 million of capitalized interest for the years ended 31 March 2017 and 2016, respectively.

3	The US$15.0 million net book value of disposals in fiscal year 2017 includes US$13.1 million of usage of replacement parts and US$0.5 million of impairment charges on individual assets. The remaining net book value of disposals of US$1.4 million is related to the disposal of assets no longer in use, and do not represent a sale of assets.

4	Other includes the transfer of the Fontana building to Prepaid and other current assets on the consolidated balance sheet. The Fontana building met the held for sale criteria as of 31 March 2017 and has a net book value of US$4.5 million.
5	The adjustments correct immaterial errors identified by management during the current year in classification in prior periods whereby certain amounts were misclassified by asset category and certain fully depreciated items were excluded from the balances. The correction had no impact on the consolidated balance sheets, statements of operations and comprehensive income, and cash flows for any of the periods presented.